Stockholders' Equity - Summary of Other Equity Reserves (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Disclosure of reserves within equity [abstract]
Cumulative translation effect, net of effects from perpetual debentures and deferred income taxes recognized directly in equity (notes 19.2 and 20.4)	$ 17,683	$ 21,288
Cumulative actuarial losses	(7,527)	(10,931)
Treasury shares repurchased under share repurchase program (note 20.1)	(1,520)	0
Effects associated with the Parent Company's convertible securities	3,427	3,427
Treasury shares held by subsidiaries	(194)	(301)
Other equity reserves	$ 11,869	$ 13,483	$ 13,483